Share-Based Compensation - Schedule of Share-Based Compensation Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expenses	¥ 340,860	$ 49,420	¥ 530,440	¥ 1,900,588
Share-based Compensation of Founders' Restricted Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expenses				1,030,178
Related to Repurchase of Founders' Ordinary Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expenses				146,294
Related to Issuances of Preferred Shares to Investors
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expenses				303,627
Related to Redesignation of Founder’s Ordinary Shares to Preferred Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expenses				1,852
Related to Accelerated Vesting of Share Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expenses	(64,660)		66,429	138,729
Related to Modification of Exercise Price of Share Options on Modification Day
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expenses	12,793
Related to Vesting of Share Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expenses	¥ 392,727		¥ 464,011	¥ 279,908